SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
SHARE BASED PAYMENTS
Summary of restricted share units

		Weighted Average Fair
	Number	Value at Measurement
	of RSUs	Date A$
Outstanding at 31 December 2015	1,243,434	5.53
Issued or Issuable (1)	1,826,719	1.84
Converted to ordinary shares	(550,154)	5.43
Forfeited	(141,779)	5.88
Outstanding as at 31 December 2016	2,378,220	3.36
Issued or Issuable	1,575,722	0.88
Converted to ordinary shares	(389,791)	4.34
Forfeited	(183,814)	1.54
Outstanding as at 31 December 2017	3,380,337	2.19
Issued or Issuable	7,117,469	0.27
Converted to ordinary shares	(691,618)	4.68
Forfeited	(672,258)	2.60
Outstanding as at 31 December 2018	9,133,930	0.47

(1)	Includes 127,500 of RSUs formally issued on the ASX in 2016 in conjunction with a 2015 option conversion.

Schedule of RSUs granted

RSUs awarded during the year ended 31 December 2018:

		Fair Value at
		Measurement Date
Grant Date	Number of RSUs	(Per RSU in US$)	Vesting Conditions
26 December 2018	3,558,734	0.16	0% - 200% based on 3 year ATSR
26 December 2018	889,681	0.21	0% - 200% based on 2019 EBITDA per Debt Adjusted Share
26 December 2018	889,681	0.21	0% - 200% based on 2020 EBITDA per Debt Adjusted Share
26 December 2018	889,681	0.21	0% - 200% based on 2019 Production per Debt Adjusted Share
26 December 2018	889,692	0.21	0% - 200% based on 2020 Production per Debt Adjusted Share
	7,117,469

RSUs awarded during the year ended 31 December 2017:

		Fair Value at
		Measurement Date
Grant Date	Number of RSUs	(Per RSU in US$)	Vesting Conditions
3 January 2017	25,000	1.59	25% after 90 days; then 25% on 3 January 2018, 2019 and 2020
9 January 2017	25,000	1.72	25% after 90 days; then 25% on 9 January 2018, 2019 and 2020
2 February 2017	662,767	0.90	0% - 150% based on 3 year ATSR
25 May 2017	372,419	0.39	0% - 150% based on 3 year ATSR
23 October 2017	74,500	0.27	0% - 150% based on 3 year ATSR
23 October 2017	150,000	0.41	25% after 90 days; then 25% on 23 October 2018, 2019 and 2020
29 December 2017	266,036	0.58	33 % on 31 January 2018, 2019 and 2020
	1,575,722

RSUs awarded during the year ended 31 December 2016:

		Fair Value at
		Measurement Date
Grant Date	Number of RSUs	(Per RSU in US$)	Vesting Conditions
15 March 2016	682,495	$1.50	0% - 133% based on 3 year ATSR
27 May 2016	434,233	$0.94	0% - 133% based on 3 year ATSR
27 May 2016	77,095	$1.23	100 % vested immediately
29 June 2016	385,396	$0.82	33 % on 1 January 2017, 2018 and 2019
15 August 2016	40,000	$1.15	50 % on 13 November 2016 and 50% on 11 February 2017
15 August 2016	80,000	$1.07	0% - 133% based on 3 year ATSR
	1,699,219

Schedule of deferred cash awards

Amount
of Deferred
Cash Awards (US$)
Outstanding at 31 December 2015	—
Granted	2,079,879
Vested and paid in cash	—
Forfeited	(31,681)
Outstanding as at 31 December 2016	2,048,198
Granted	1,998,675
Vested and paid in cash	—
Forfeited	(1,744,228)
Outstanding as at 31 December 2017	2,302,645
Granted	—
Vested and paid in cash	—
Forfeited	(1,779,482)
Outstanding as at 31 December 2018	523,163